Debt Discount (Details Narrative) - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015
Debt Disclosure [Abstract]
Derivative expense	$ 89,358			$ (4,614,094)
Accumulated amortization of derivative discount	$ 192,663			$ 192,663		$ 0